VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—87.8%
Agency—87.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
J22F, A2 4.094%, 9/25/24	$ 1,702	$ 1,688
KBF1, A (SOFR30A + 0.504%) 5.824%, 7/25/24(1)	244	244
KF55, A (SOFR30A + 0.624%, Cap N/A, Floor 0.510%) 5.944%, 11/25/25(1)	3,665	3,666
KF68, A (SOFR30A + 0.604%, Cap N/A, Floor 0.490%) 5.924%, 7/25/26(1)	1,111	1,111
KF79, AL (SOFR30A + 0.584%, Cap N/A, Floor 0.470%) 5.904%, 5/25/30(1)	12,695	12,675
KIR1, A1 2.446%, 3/25/26	1,900	1,838
KJ43, AFL (SOFR30A + 0.960%, Cap N/A, Floor 0.960%) 6.280%, 1/25/32(1)	906	907
KLU2, AFL (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 6.054%, 6/25/28(1)	393	394
Federal Home Loan Mortgage Corp. REMIC
2980, FJ (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 5.733%, 11/15/34(1)	5,352	5,289
3820, FA (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 5.783%, 3/15/41(1)	3,814	3,779
4048, GF (SOFR30A + 0.464%, Cap 7.000%, Floor 0.350%) 5.783%, 10/15/40(1)	26	26
4203, PF (SOFR30A + 0.364%, Cap 6.500%, Floor 0.250%) 5.683%, 9/15/42(1)	4,345	4,267
4794, WF (SOFR30A + 0.464%) 5.798%, 3/15/43(1)	5,880	5,899
4838, VA 4.000%, 3/15/36	1,209	1,187
Federal Home Loan Mortgage Corporation
Pool #1Q1195 (RFUCCT1Y + 1.587%, Cap 10.125%, Floor 1.587%) 5.375%, 5/1/37(1)	1,624	1,657
Pool #1Q1420 (RFUCCT1Y + 1.838%, Cap 10.633%, Floor 1.838%) 5.594%, 9/1/39(1)	1,089	1,120
Pool #2B5891 (RFUCCT1Y + 1.640%, Cap 7.887%, Floor 1.640%) 6.080%, 2/1/47(1)	2,232	2,273
Pool #840337 (RFUCCT1Y + 1.589%, Cap 7.749%, Floor 1.589%) 6.796%, 7/1/46(1)	1,018	1,037
Pool #841083 (RFUCCT1Y + 1.643%, Cap 7.813%, Floor 1.643%) 3.421%, 5/1/49(1)	7,842	7,909
Pool #841345 (RFUCCT1Y + 1.624%, Cap 7.681%, Floor 1.624%) 6.094%, 1/1/47(1)	1,741	1,773
Pool #848736 (RFUCCT1Y + 1.750%, Cap 9.559%, Floor 1.750%) 5.974%, 5/1/35(1)	3,991	4,082
	Par Value	Value
Agency—continued
Pool #848744 (RFUCCT1Y + 1.789%, Cap 9.134%, Floor 1.789%) 5.691%, 5/1/34(1)	$ 2,323	$ 2,376
Pool #848747 (RFUCCT1Y + 1.864%, Cap 10.000%, Floor 1.864%) 5.683%, 7/1/36(1)	2,131	2,184
Pool #848796 (RFUCCT1Y + 1.809%, Cap 9.858%, Floor 1.809%) 5.789%, 5/1/37(1)	4,130	4,234
Pool #J13437 3.500%, 11/1/25	1,172	1,154
Pool #WV0011 (SOFR30A + 0.210%, Cap N/A, Floor 0.210%) 5.670%, 7/1/25(1)	321	318
Federal National Mortgage Association
2014-M13, A2 3.021%, 8/25/24(1)	327	324
2014-M9, A2 3.103%, 7/25/24(1)	770	763
2015-M1, A2 2.532%, 9/25/24	216	213
2015-M14, FA (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 6.054%, 10/25/25(1)	10,521	10,521
2015-M6, FA (SOFR30A + 0.414%, Cap N/A, Floor 0.300%) 5.734%, 1/25/26(1)	12,212	12,189
2017-M10, AV2 2.584%, 7/25/24(1)	268	266
Pool #462410 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.618%, Floor 2.375%) 6.430%, 9/1/37(1)	605	597
Pool #AB1006 4.500%, 5/1/25	99	98
Pool #AD0064 (RFUCCT6M + 1.549%, Cap 10.949%, Floor 1.549%) 7.293%, 1/1/35(1)	787	796
Pool #AE0544 (RFUCCT1Y + 1.742%, Cap 8.077%, Floor 1.742%) 5.992%, 11/1/40(1)	1,573	1,620
Pool #AJ6967 3.000%, 11/1/26	380	369
Pool #AL0270 (RFUCCT1Y + 1.694%, Cap 10.565%, Floor 1.694%) 5.955%, 8/1/38(1)	502	503
Pool #AL0323 (RFUCCT1Y + 1.818%, Cap 8.291%, Floor 1.818%) 5.402%, 6/1/41(1)	1,001	1,032
Pool #AL0960 (RFUCCT1Y + 1.686%, Cap 9.747%, Floor 1.686%) 5.866%, 7/1/37(1)	2,337	2,391
Pool #AL1886 (RFUCCT1Y + 1.752%, Cap 8.456%, Floor 1.752%) 5.630%, 6/1/42(1)	259	267
Pool #AL2202 (RFUCCT1Y + 1.688%, Cap 9.447%, Floor 1.688%) 5.900%, 6/1/36(1)	903	925
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 6.443%, 9/1/37(1)	715	720
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AL6516 (RFUCCT1Y + 1.756%, Cap 8.707%, Floor 1.756%) 6.025%, 4/1/40(1)	$ 1,508	$ 1,552
Pool #AL7477 (RFUCCT1Y + 1.796%, Cap 8.604%, Floor 1.796%) 5.923%, 12/1/40(1)	1,100	1,135
Pool #AL7812 (RFUCCT1Y + 1.729%, Cap 8.361%, Floor 1.729%) 5.971%, 11/1/40(1)	2,698	2,774
Pool #AL8796 (RFUCCT1Y + 1.833%, Cap 8.481%, Floor 1.833%) 5.866%, 9/1/41(1)	3,195	3,291
Pool #AL8827 3.000%, 2/1/29	416	400
Pool #AL8872 (RFUCCT1Y + 1.801%, Cap 8.341%, Floor 1.801%) 5.756%, 7/1/42(1)	4,410	4,538
Pool #BE3734 (RFUCCT1Y + 1.620%, Cap 7.895%, Floor 1.620%) 5.738%, 7/1/47(1)	1,700	1,733
Pool #BL5697 (SOFR30A + 0.764%, Cap 98.860%, Floor 0.650%) 6.084%, 2/1/30(1)	6,300	6,252
Pool #BL6487 (SOFR30A + 0.874%, Cap 98.510%, Floor 0.760%) 6.194%, 4/1/30(1)	10,000	9,984
Pool #BM1805 (RFUCCT1Y + 1.606%, Cap 7.818%, Floor 1.606%) 2.818%, 9/1/47(1)	3,942	3,983
Pool #BM3981 (RFUCCT1Y + 1.752%, Cap 8.643%, Floor 1.752%) 5.963%, 2/1/42(1)	711	732
Pool #BM4556 (RFUCCT1Y + 1.595%, Cap 8.535%, Floor 1.595%) 7.067%, 10/1/48(1)	1,975	2,020
Pool #BM4557 (RFUCCT1Y + 1.765%, Cap 7.881%, Floor 1.768%) 5.796%, 5/1/45(1)	1,845	1,896
Pool #BM6855 (RFUCCT1Y + 1.618%, Cap 7.566%, Floor 1.618%) 2.582%, 6/1/50(1)	7,945	7,504
Pool #BM7025 (RFUCCT1Y + 1.708%, Cap 8.730%, Floor 1.708%) 5.705%, 5/1/42(1)	7,120	7,323
Pool #BS5709 (SOFR30A + 0.460%, Cap 98.230%, Floor 0.460%) 5.780%, 5/1/29(1)	1,000	992
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.895%, Floor 2.120%) 3.898%, 10/1/52(1)	7,599	7,320
Pool #BX2888 (SOFR30A + 2.110%, Cap 10.203%, Floor 2.110%) 5.203%, 12/1/52(1)	3,511	3,495
Pool #FM6371 4.500%, 1/1/27	193	191
Pool #MA2589 3.000%, 4/1/26	308	301
Federal National Mortgage Association REMIC
2005-17, FA (SOFR30A + 0.414%, Cap 7.000%, Floor 0.300%) 5.735%, 3/25/35(1)	3,385	3,339
	Par Value	Value
Agency—continued
2005-74, NA (SOFR30A + 0.534%, Cap 6.500%, Floor 0.420%) 5.855%, 5/25/35(1)	$ 6,357	$ 6,318
2009-66, FP (SOFR30A + 1.014%, Cap 7.000%, Floor 0.900%) 6.335%, 9/25/39(1)	3,902	3,931
2011-62, LF (SOFR30A + 0.514%, Cap 7.000%, Floor 0.400%) 5.835%, 1/25/32(1)	4,012	3,985
2016-67, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.835%, 9/25/46(1)	3,782	3,733
2018-92, AF (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.835%, 5/25/33(1)	4,019	3,977
2018-96, FC (SOFR30A + 0.564%, Cap 6.500%, Floor 0.450%) 5.885%, 10/25/35(1)	4,094	4,056
2019-13, FG (SOFR30A + 0.514%, Cap 6.500%, Floor 0.400%) 5.835%, 4/25/49(1)	6,610	6,500
FRESB Mortgage Trust
2016-SB13, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 6.134%, 1/25/36(1)	5,246	5,214
2018-SB49, A5H (SOFR30A + 0.814%, Cap N/A, Floor 0.700%) 6.134%, 4/25/38(1)	7,717	7,520
2019-SB66, A7H 2.390%, 6/25/39(1)	1,388	1,290
Government National Mortgage Association 2009-88, FA (1 month Term SOFR + 0.864%, Cap 7.000%, Floor 0.750%) 6.191%, 10/16/39(1)	3,601	3,614
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 5.850%, 6/25/34(1)	1,478	1,472
Pool #510076 (PRIME minus 2.650%) 5.850%, 5/25/27(1)	903	903
Pool #510083 (PRIME minus 2.650%) 5.850%, 9/25/27(1)	164	164
Pool #510219 (PRIME minus 2.650%) 5.850%, 11/25/28(1)	833	830
Pool #510228 (PRIME minus 2.500%) 6.000%, 7/25/28(1)	258	259
Pool #510241 (PRIME minus 2.600%) 5.900%, 10/25/27(1)	780	778
Pool #510254 (PRIME minus 2.600%) 5.900%, 5/25/28(1)	2,094	2,091
Pool #510256 (PRIME minus 2.600%) 5.900%, 12/25/28(1)	2,814	2,812
Pool #510273 (PRIME minus 2.500%) 6.000%, 11/25/28(1)	2,239	2,246
Pool #530251 (PRIME minus 2.375%) 6.125%, 4/25/32(1)	5,310	5,275
Total Mortgage-Backed Securities (Identified Cost $244,735)		244,404

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Asset-Backed Security—0.0%
Other—0.0%
SBA Small Business Investment Cos. 2014-10B, 1 3.015%, 9/10/24	$ 104	$ 103
Total Asset-Backed Security (Identified Cost $103)		103

Total Long-Term Investments—87.8% (Identified Cost $244,838)		244,507

Short-Term Investments—7.8%
U.S. Government Securities—7.8%
U.S. Treasury Bills
0.000%, 5/2/24(2)	11,200	11,149
0.000%, 6/11/24(2)	4,700	4,652
0.000%, 9/12/24(2)	6,000	5,860
Total Short-Term Investments (Identified Cost $21,660)		21,661

TOTAL INVESTMENTS—95.6% (Identified Cost $266,498)		$266,168
Other assets and liabilities, net—4.4%		12,117
NET ASSETS—100.0%		$278,285
Abbreviations:
CMT	Constant Maturity Treasury
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Exchange-traded futures contracts as of March 31, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
5 Year U.S. Treasury Note Future	June 2024	(30)	$(3,210)	$—	$(4)
Total				$—	$(4)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$21,661	$—	$21,661
Mortgage-Backed Securities	244,404	—	244,404
Asset-Backed Security	103	—	103
Total Assets	266,168	—	266,168
Liabilities:
Other Financial Instruments:
Futures Contracts	(4)	(4)	—
Total Liabilities	(4)	(4)	—
Total Investments	$266,164	$(4)	$266,168
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4